Note 13 - Income Taxes (Details Textual) - CAD ($)	Dec. 31, 2019	Dec. 31, 2018
CANADA
Statement Line Items [Line Items]
Operating loss carryforwards	$ 19,498,082	$ 17,858,501
MEXICO
Statement Line Items [Line Items]
Operating loss carryforwards	$ 14,383,103	$ 15,173,872